[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]


                                                                 June 13, 2007


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


         Re: Advent/Claymore Global Convertible Securities & Income Fund Auction Preferred Shares N-2 Filing (File No. 811-22022)


Ladies and Gentlemen:

         On behalf of Advent/Claymore Global Convertible Securities & Income Fund (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 relating to the Fund's Auction Preferred Shares (the "Registration Statement").

         A fee of $30.70 to cover the registration fee under the Securities Act has been paid.

         If you have any questions or require any further information with respect to this Registration Statement, please call me at (312) 407-0570 or Kevin Hardy at (312) 407-0641.


                                          Very truly yours,

                                          /s/ Thomas A. Hale
                                          --------------------------
                                          Thomas A. Hale

Enclosure